Cover	Jun. 01, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 1, 2023, Stran & Company, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) reporting the completion of the previously announced purchase of substantially all the assets of T R Miller Co., Inc., a Massachusetts corporation (“T R Miller”). In that filing, the Company indicated that it would amend the Original 8-K at a later date to include any financial statements and any pro forma financial information required by Item 9.01 of Form 8-K. This amendment to the Original 8-K is being filed to provide such financial statements and financial information, which are attached to this report as Exhibit 99.1, Exhibit 99.2, Exhibit 99.3, and Exhibit 99.4. The disclosure contained in Item 2.01 of the Original 8-K is repeated below for convenience. No other changes have been made to the Original 8-K except to remove Item 7.01 and related disclosure regarding a press release that was issued in connection with the completion of the acquisition of substantially all the assets of T R Miller.
Document Period End Date	Jun. 01, 2023
Entity File Number	001-41038
Entity Registrant Name	STRAN & COMPANY, INC.
Entity Central Index Key	0001872525
Entity Tax Identification Number	04-3297200
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2 Heritage Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Quincy
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02171
City Area Code	800
Local Phone Number	833-3309
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SWAG
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $4.81375
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $4.81375
Trading Symbol	SWAGW
Security Exchange Name	NASDAQ